Additional information on the consolidated statements of loss - Disclosure of other gains, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Additional Information On Consolidated Statements Of Loss Abstract
Change in fair value of financial assets at fair value through profit and loss	$ (1,089)	$ (7,837)
Net gain (loss) on dilution of investments in associates	(3,687)	1,545
Net gain on acquisition of investments	1,006	1,934
Net gain (loss) on disposal of investments	(27,391)	6,956
Impairment of an investment in an associate	(12,500)	0
Impairment of other assets	(4,724)	0
Other gains (losses), net	$ (48,385)	$ 2,598